GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Summary of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets, Net
Balance at beginning of period	$ 56,700	$ 24,376
Additions		39,199
Vidazoo measurement period adjustments	6,848
Amortization	(11,884)	(6,875)
Balance at end of period	51,664	56,700
Acquired technology [Member]
Intangible assets, Gross
Balance at beginning of period	84,417	53,412
Additions		31,005
Vidazoo measurement period adjustments	5,358
Amortization	0	0
Balance at end of period	89,775	84,417
Accumulated amortization
Balance at beginning of period	(31,137)	(25,548)
Additions		0
Vidazoo measurement period adjustments	0
Amortization	(9,886)	(5,589)
Balance at end of period	(41,023)	(31,137)
Impairment
Balance at beginning of period	(8,749)	(8,749)
Vidazoo measurement period adjustments	0
Additions		0
Amortization	0	0
Balance at end of period	(8,749)	(8,749)
Intangible assets, Net
Balance at beginning of period	44,531	19,115
Additions		31,005
Vidazoo measurement period adjustments	5,358
Amortization	(9,886)	(5,589)
Balance at end of period	40,003	44,531
Customer relationships [Member]
Intangible assets, Gross
Balance at beginning of period	45,054	36,860
Additions		8,194
Vidazoo measurement period adjustments	1,490
Amortization	0	0
Balance at end of period	46,544	45,054
Accumulated amortization
Balance at beginning of period	(23,218)	(22,161)
Additions		0
Vidazoo measurement period adjustments	0
Amortization	(1,758)	(1,057)
Balance at end of period	(24,976)	(23,218)
Impairment
Balance at beginning of period	(10,426)	(10,426)
Vidazoo measurement period adjustments	0
Additions		0
Amortization	0	0
Balance at end of period	(10,426)	(10,426)
Intangible assets, Net
Balance at beginning of period	11,410	4,273
Additions		8,194
Vidazoo measurement period adjustments	1,490
Amortization	(1,758)	(1,057)
Balance at end of period	11,142	11,410
Tradename and other [Member]
Intangible assets, Gross
Balance at beginning of period	18,503	18,503
Additions		0
Vidazoo measurement period adjustments	0
Amortization	0	0
Balance at end of period	18,503	18,503
Accumulated amortization
Balance at beginning of period	(12,634)	(12,405)
Additions		0
Vidazoo measurement period adjustments	0
Amortization	(240)	(229)
Balance at end of period	(12,874)	(12,634)
Impairment
Balance at beginning of period	(5,110)	(5,110)
Additions	0	0
Amortization	0	0
Balance at end of period	(5,110)	(5,110)
Intangible assets, Net
Balance at beginning of period	759	988
Additions		0
Vidazoo measurement period adjustments	0
Amortization	(240)	(229)
Balance at end of period	$ 519	$ 759